Contingent liabilities, contractual commitments, and guarantees - Summary of contingent liabilities, guarantees, and commitments (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [line items]
Guarantees and contingent liabilities:	$ 102,505	$ 114,187
Commitments	826,429	815,474
Gross carrying/ nominal amount
Disclosure of contingent liabilities [line items]
Commitments to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment	650,677	655,432
– documentary credits and short-term trade-related transactions
Disclosure of contingent liabilities [line items]
Commitments	9,972	8,827
– forward asset purchases and forward deposits placed
Disclosure of contingent liabilities [line items]
Commitments	76,144	47,184
– standby facilities, credit lines and other commitments to lend
Disclosure of contingent liabilities [line items]
Commitments	740,313	759,463
Loans and other credit-related commitments
Disclosure of contingent liabilities [line items]
Commitments to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment	632,754	627,258
Loans and other credit-related commitments | Gross carrying/ nominal amount
Disclosure of contingent liabilities [line items]
Commitments to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment	633,091	627,637
– financial guarantees
Disclosure of contingent liabilities [line items]
Guarantees and contingent liabilities:	17,586	27,795
– performance and other guarantees
Disclosure of contingent liabilities [line items]
Guarantees and contingent liabilities:	84,103	85,534
– other contingent liabilities
Disclosure of contingent liabilities [line items]
Guarantees and contingent liabilities:	$ 816	$ 858